SCUDDER
                                                                     INVESTMENTS

Growth/Large Cap Funds

Scudder Capital Growth Fund
Scudder Large Company Growth Fund

Supplement to Prospectus Dated December 29, 2000
as revised June 25, 2001

Scudder Growth Fund
formerly Kemper Growth Fund

Supplement to Prospectus Dated February 1, 2001
as revised June 25, 2001

CLASS I SHARES
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Scudder Capital Growth Fund and Scudder Large Company Growth Fund each offer six classes of shares, and Scudder Growth Fund offers four classes of shares. Each fund offers Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. In addition, Scudder Capital Growth Fund and Scudder Large Company Growth Fund each offer Class AARP and Class S shares which are described in the funds' prospectuses dated December 29, 2000. When placing purchase orders, investors must specify for which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1,000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

The table shows how the returns of Scudder Growth Fund's Class I shares, Scudder Capital Growth Fund's Class AARP shares and Scudder Large Company Growth Fund's Class S shares compare with broad-based market indices (which, unlike the funds, have no fees or expenses). There is no performance information provided for the Class I shares of Scudder Capital Growth Fund or Scudder Large Company Growth Fund because there were no Class I shares of either fund issued as of each fund's most recent fiscal year end. The returns of Class AARP shares of Scudder Capital Growth Fund and Class S shares of Scudder Large Company Growth Fund are invested in the same portfolio as each fund's prospective Class I shares and their returns differ only to the extent that the classes have different fees and expenses. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Average Annual Total Returns

                                                         Since
                               1 Year      5 Years     Inception   10 Years
------------------------------------------------------------------------------
Scudder Growth Fund Class I
Shares (as of 12/31/2000)     -19.43%      11.73%      13.96%*          --
------------------------------------------------------------------------------
Index 1                        -9.10       18.33       19.42*           --
------------------------------------------------------------------------------
Index 2                       -22.42       18.15       19.18*           --
------------------------------------------------------------------------------
Scudder Capital Growth Fund
Class AARP Shares
(as of 12/31/1999)             35.44       28.94          --        16.51%
------------------------------------------------------------------------------
Index 1                        21.04       28.54          --        18.20
------------------------------------------------------------------------------
Scudder Large Company
Growth Fund Class S Shares
(as of 12/31/1999)             35.05       30.21       20.54**         --
------------------------------------------------------------------------------
Index 2                        33.16       32.41       21.16**         --
------------------------------------------------------------------------------

*  Since 7/3/1995. Index comparison begins 6/30/1995.

** Since 5/15/1991. Index comparison begins 5/31/1991.

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 1000 Index.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of a fund.

Shareholder Fees, paid directly from your investment.

                     Maximum     Maximum
                      Sales     Contingent    Maximum
                     Charge      Deferred      Sales
                     (Load)       Sales        Charge
                   Imposed on     Charge       (Load)
                    Purchases     (Load)     Imposed on
                      (% of       (% of      Reinvested
                    offering    redemption  Dividends/     Redemption  Exchange
                     price)     proceeds)   Distributions     Fee         Fee
--------------------------------------------------------------------------------
Scudder Capital
Growth Fund           None         None         None         None        None
--------------------------------------------------------------------------------
Scudder Growth
Fund                  None         None         None         None        None
--------------------------------------------------------------------------------
Scudder Large
Company Growth
Fund                  None         None         None         None        None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets.


                                                                        Total
                                                                        Annual
                               Investment   Distribution/                Fund
                               Management     Service      Other       Operating
                                   Fee      (12b-1) Fees  Expenses*    Expenses
--------------------------------------------------------------------------------
Scudder Capital Growth
Fund**                           0.58%          None         0.10%      0.68%
--------------------------------------------------------------------------------
Scudder Growth Fund              0.54           None         0.10       0.64
--------------------------------------------------------------------------------
Scudder Large Company
Growth Fund**                    0.70           None         0.10       0.80
--------------------------------------------------------------------------------

*  Includes a fixed rate administrative fee of 0.10%.

** Estimated for Scudder Capital Growth Fund and Scudder Large Company Growth
   Fund since no Class I shares of either fund were issued as of each fund's fiscal year end.

Information in the table has been restated to reflect a new fixed rate administrative fee for each fund.

Example

Based on the costs above, this example is designed to help you compare the expenses of a fund to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.
                                        1 Year    3 Years    5 Years   10 Years
 -------------------------------------------------------------------------------
 Scudder Capital Growth Fund               $69      $218       $379      $847
 -------------------------------------------------------------------------------
 Scudder Growth Fund                        65       205        357       798
 -------------------------------------------------------------------------------
 Scudder Large Company Growth Fund          82       255        444       990
 -------------------------------------------------------------------------------

Financial Highlights

Because there are no Class I shares of Scudder Capital Growth Fund and Scudder Large Company Growth Fund issued as of each fund's most recent fiscal year end, there is no financial data for these shares.

Scudder Growth Fund -- Class I

--------------------------------------------------------------------------------
Year ended September 30,          2000      1999     1998       1997     1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                       $16.07    $11.88    $15.60    $17.26   $16.09
--------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income (loss)   (0.02)(a)  --(a)    0.05(a)    0.08     0.19
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain  (loss) on investment
  transactions                    4.16      4.25    (1.68)      2.61     2.74
--------------------------------------------------------------------------------
  Total from investment
  operations                      4.14      4.25    (1.63)      2.69     2.93
--------------------------------------------------------------------------------
  Less distributions from:
  Net investment income             --        --        --        --    (0.08)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions        (1.76)    (0.06)   (2.09)     (4.35)   (1.68)
--------------------------------------------------------------------------------
Total distributions              (1.76)    (0.06)   (2.09)     (4.35)   (1.76)
--------------------------------------------------------------------------------
Net asset value, end of period  $18.45    $16.07   $11.88     $15.60   $17.26
--------------------------------------------------------------------------------
Total return (%)                 25.81     35.82   (11.45)     20.51    20.19
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                     23        19        21        27       36
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)            0.69      0.71     0.65       0.70     0.64
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)            0.68      0.71     0.65       0.70     0.64
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                       (0.13)    (0.02)    0.30       0.43     1.08
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         49        97      122        201      150
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Zurich Scudder and its affiliates and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of each fund.

June 25, 2001